Fair value measurement - Information about Changes in Fair Value of Level 3 Assets (Detail) - Available-for-Sale Debt Securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 160,865.0	₨ 148,435.6
Total gains or losses (realized/unrealized) — Included in net income	5,864.3	614.5
Total gains or losses (realized/unrealized) — Included in other comprehensive income	1,351.8	1,531.8
Purchases/additions	65,272.1	113,003.2
Sales	(546.6)	(619.8)
Issuances		0.0
Settlements	(83,818.7)	(101,447.7)
Transfers into Level 3	209.6	0.0
Transfers out of Level 3	0.0	(652.6)
Foreign currency translation adjustment		0.0
Ending Balance	149,197.5	160,865.0
Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	5,830.7	650.2
Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	₨ 433.0	₨ 1,196.9